Intangible Assets, Net (Tables)	12 Months Ended
Jan. 31, 2012
Finite-Lived Intangible Assets [Abstract]
Acquired Intangible Assets
Acquired intangible assets as of January 31, 2012 and 2011 are as follows:

		January 31,
	Useful Life	2012	2011
		(In thousands)
Gross carrying amount:
Intangible assets with finite lives:
Acquired technology	2 to 7 years	$94,027	$66,794
Customer relationships	4 to 10 years	225,554	198,106
Trade names	3 to 5 years	12,824	9,552
Non-competition agreements	3 to 10 years	5,779	5,215
Distribution network	10 years	2,440	2,440
Backlog	3 years	843	—
Total intangible assets with finite lives		341,467	282,107
In-process research and development with indefinite lives		2,500	—
		343,967	282,107
Accumulated amortization:
Acquired technology		49,732	37,579
Customer relationships		95,173	74,412
Trade names		9,805	9,177
Non-competition agreements		3,656	2,760
Distribution network		1,352	1,108
Backlog		19	—
		159,737	125,036
Total		$184,230	$157,071

Schedule of Expected Amortization Expense
Estimated future amortization expense on finite-lived acquisition-related intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years Ending January 31,	(In thousands)
2013	$39,577
2014	34,412
2015	30,981
2016	29,643
2017	26,881
2018 and thereafter	20,236
$181,730